Shareholders' equity - Equity incentive plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $	$ 17.6	$ 20.4
RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted (shares)	0	63,128
Trust acquired shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by the Trust at the beginning of the period (shares)	452,890	630,431
Acquired (shares)	26,321	154,131
Released on vesting (shares)	(479,211)	(331,672)
Number of shares held by the Trust at the end of the period (shares)	0	452,890